VESSEL PURCHASE PREPAYMENTS - Schedule of Equipment Prepayment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equipment Prepayment [Roll Forward]
At January 1	$ 289,600	$ 349,472
Deposits to vessel purchase prepayments	0	125,800
Transfers to vessels and equipment, net	(289,600)	(185,672)
At December 31	$ 0	$ 289,600